Schedule of Investments (unaudited) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.8%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$100	$114,499
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	276,646
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	279,030
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	108,642
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46	143	145,675
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50	250	266,969
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	105,169
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	112	115,820
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	106,573
Series 2015-C27, Class A4, 3.75%, 12/15/47	250	272,003
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	82	84,655
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5, 2.45%, 06/15/53	130	134,308
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87%, 11/15/45	87	88,895

		2,098,884

Total Collaterized Mortgage Obligations — 0.8% (Cost: $2,037,437)		2,098,884

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance 2010
3.63%, 09/07/22	245	253,940
3.75%, 09/19/24	370	393,706

		647,646

Aerospace & Defense — 0.7%
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	10	12,275
5.05%, 04/27/45 (Call 10/27/44)	10	12,486
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	206,636
4.70%, 12/15/41	12	14,059
4.88%, 10/15/40	30	36,589
Raytheon Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	30	33,886
4.05%, 05/04/47 (Call 11/04/46)	10	11,805
4.15%, 05/15/45 (Call 11/16/44)	75	89,175
4.50%, 06/01/42	60	73,664
4.63%, 11/16/48 (Call 05/16/48)	27	34,971
5.40%, 05/01/35	5	6,675
5.70%, 04/15/40	20	27,493
6.05%, 06/01/36	10	13,865
6.13%, 07/15/38	25	35,751
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	307	315,768
3.20%, 03/15/24 (Call 01/15/24)	520	552,053
3.50%, 03/15/27 (Call 12/15/26)	205	220,334
3.70%, 12/15/23 (Call 09/15/23)	200	215,200
4.35%, 04/15/47 (Call 10/15/46)	10	11,632

Security	Par (000)	Value

Aerospace & Defense (continued)
4.80%, 12/15/43 (Call 06/15/43)	$2	$2,446

		1,926,763

Agriculture — 0.2%
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	10	11,567
4.02%, 04/16/43	7	8,273
4.54%, 03/26/42	15	18,841
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	200	203,782
3.25%, 08/15/26 (Call 05/15/26)	195	195,595
3.75%, 09/25/27 (Call 06/25/27)	120	120,660
4.35%, 03/15/24 (Call 02/15/24)	90	96,873

		655,591

Apparel — 0.0%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	20	23,186
3.88%, 11/01/45 (Call 05/01/45)	25	30,691

		53,877

Auto Manufacturers — 0.2%
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	235	256,108
4.88%, 10/01/43 (Call 04/01/43)	47	62,163
General Motors Co.
5.00%, 04/01/35	20	20,059
5.15%, 04/01/38 (Call 10/01/37)	10	9,521
5.20%, 04/01/45	35	32,525
5.95%, 04/01/49 (Call 10/01/48)	30	30,877
6.25%, 10/02/43	25	26,034
6.60%, 04/01/36 (Call 10/01/35)	10	10,669
6.75%, 04/01/46 (Call 10/01/45)	15	16,356

		464,312

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.35%, 03/15/29 (Call 12/15/28)	60	59,329
4.40%, 10/01/46 (Call 04/01/46)	15	12,444
5.40%, 03/15/49 (Call 09/15/48)	50	46,788
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	25	24,144

		142,705

Banks — 4.9%
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	100	112,687
Bank of America Corp.
2.59%, 04/29/31 (Call 04/29/30)(a)	100	102,896
3.42%, 12/20/28 (Call 12/20/27)(a)	55	59,805
3.95%, 01/23/49 (Call 01/23/48)(a)	70	81,684
3.97%, 03/05/29 (Call 03/05/28)(a)	70	78,879
4.08%, 03/20/51 (Call 03/20/50)(a)	100	119,328
4.24%, 04/24/38 (Call 04/24/37)(a)	35	41,197
4.27%, 07/23/29 (Call 07/23/28)(a)	5	5,756
4.33%, 03/15/50 (Call 03/15/49)(a)	12	14,833
4.44%, 01/20/48 (Call 01/20/47)(a)	40	49,733
4.88%, 04/01/44	12	15,469
5.00%, 01/21/44	55	72,222
5.88%, 02/07/42	35	50,049
7.75%, 05/14/38	100	156,504
Series L, 4.18%, 11/25/27 (Call 11/25/26)	15	16,755
Series L, 4.75%, 04/21/45	5	6,233
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	120	124,948

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	$94	$101,318
3.30%, 08/23/29 (Call 05/23/29)	60	66,243
3.44%, 02/07/28 (Call 02/07/27)(a)	25	27,971
3.85%, 04/28/28	15	17,706
Bank of Nova Scotia (The), 4.50%, 12/16/25	72	80,464
Barclays PLC, 4.95%, 01/10/47	200	247,954
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	700	709,555
3.50%, 06/11/21 (Call 05/11/21)	25	25,346
3.88%, 04/10/25 (Call 03/10/25)	250	255,555
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	275	291,585
3.50%, 09/13/23	465	504,516
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(a)	100	110,918
4.28%, 04/24/48 (Call 10/24/47)(a)	22	25,811
4.45%, 09/29/27	80	88,864
4.65%, 07/30/45	40	49,062
4.65%, 07/23/48 (Call 06/23/48)	55	68,127
4.75%, 05/18/46	40	48,222
5.30%, 05/06/44	25	31,560
5.88%, 02/22/33	16	20,064
5.88%, 01/30/42	30	42,571
6.00%, 10/31/33	20	25,753
6.63%, 01/15/28	10	12,692
6.63%, 06/15/32	15	19,846
6.68%, 09/13/43	10	14,531
8.13%, 07/15/39	45	75,580
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	27	29,299
Cooperatieve Rabobank UA, 5.25%, 05/24/41	55	76,792
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	50	56,525
Deutsche Bank AG, 4.10%, 01/13/26	85	87,643
Fifth Third Bancorp., 8.25%, 03/01/38	25	37,208
Goldman Sachs Group Inc. (The)
3.69%, 06/05/28 (Call 06/05/27)(a)	65	71,198
3.81%, 04/23/29 (Call 04/23/28)(a)	75	82,652
3.85%, 01/26/27 (Call 01/26/26)	150	165,102
4.02%, 10/31/38 (Call 10/31/37)(a)	45	49,957
4.22%, 05/01/29 (Call 05/01/28)(a)	120	135,938
4.41%, 04/23/39 (Call 04/23/38)(a)	40	46,076
4.75%, 10/21/45 (Call 04/21/45)	65	80,647
4.80%, 07/08/44 (Call 01/08/44)	25	30,857
5.15%, 05/22/45	10	12,507
6.13%, 02/15/33	105	144,190
6.25%, 02/01/41	70	98,685
6.45%, 05/01/36	10	13,335
6.75%, 10/01/37	55	76,499
HSBC Holdings PLC
6.10%, 01/14/42	65	90,758
6.50%, 09/15/37	100	134,254
ING Groep NV, 3.95%, 03/29/27	50	55,774
Intesa Sanpaolo SpA, 5.25%, 01/12/24	400	423,188
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(a)	50	50,988
3.11%, 04/22/51 (Call 04/22/50)(a)	50	51,012
3.90%, 01/23/49 (Call 01/23/48)(a)	50	57,865
3.96%, 11/15/48 (Call 11/15/47)(a)	40	46,511
4.03%, 07/24/48 (Call 07/24/47)(a)	30	35,307

Security	Par (000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47)(a)	$80	$96,714
4.85%, 02/01/44	10	13,083
4.95%, 06/01/45	5	6,481
5.40%, 01/06/42	20	27,470
5.50%, 10/15/40	20	27,351
5.60%, 07/15/41	30	42,352
5.63%, 08/16/43	7	9,651
6.40%, 05/15/38	85	126,218
KeyCorp
2.55%, 10/01/29	55	54,249
4.10%, 04/30/28	10	11,168
KfW
0.00%, 04/18/36(b)	13	10,332
0.00%, 06/29/37(b)	10	7,801
1.50%, 06/15/21	100	101,243
1.75%, 09/14/29	45	48,547
2.00%, 09/29/22	125	129,925
2.00%, 10/04/22	388	403,342
2.00%, 05/02/25(c)	255	273,722
2.13%, 03/07/22	180	185,837
2.13%, 06/15/22	255	264,603
2.13%, 01/17/23	210	219,933
2.38%, 12/29/22	535	563,489
2.50%, 11/20/24	200	218,006
2.63%, 01/25/22	284	294,988
2.63%, 02/28/24	30	32,506
2.88%, 04/03/28	207	240,720
3.13%, 12/15/21	55	57,391
Mitsubishi UFJ Financial Group Inc., 4.29%, 07/26/38	15	17,544
Morgan Stanley
3.13%, 07/27/26	85	92,236
3.59%, 07/22/28 (Call 07/22/27)(a)	115	126,626
3.62%, 04/01/31 (Call 04/01/30)(a)	25	27,869
3.63%, 01/20/27	80	88,636
3.77%, 01/24/29 (Call 01/24/28)(a)	109	121,611
3.95%, 04/23/27	70	78,154
3.97%, 07/22/38 (Call 07/22/37)(a)	5	5,731
4.30%, 01/27/45	115	139,124
4.35%, 09/08/26	75	84,724
4.38%, 01/22/47	77	96,763
6.38%, 07/24/42	31	46,467
7.25%, 04/01/32	20	29,334
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	60	66,510
3.38%, 05/08/32 (Call 05/08/27)(a)	50	52,547
3.65%, 08/03/28 (Call 05/03/28)	49	55,581
3.95%, 10/30/25	130	148,927
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	125	130,212
2.38%, 10/01/21	50	51,335
2.88%, 03/13/23	304	324,593
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	94	105,867
Regions Financial Corp., 7.38%, 12/10/37	15	20,853
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	105	112,884
6.00%, 12/19/23	95	104,475
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	40	42,171
4.50%, 07/17/25 (Call 04/17/25)	216	231,288

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
State Street Corp., 3.03%, 11/01/34 (Call 11/01/29)(a)	$15	$15,781
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	36,878
3.01%, 10/19/26	90	96,897
3.10%, 01/17/23	200	208,784
3.36%, 07/12/27	63	67,996
3.45%, 01/11/27	40	43,258
3.54%, 01/17/28	5	5,456
3.94%, 07/19/28	75	84,399
SVB Financial Group, 3.50%, 01/29/25	80	82,778
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	111	120,516
Truist Financial Corp., 2.20%, 03/16/23 (Call 02/13/23)	200	206,644
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	65	69,657
Westpac Banking Corp.
2.70%, 08/19/26	70	75,081
2.85%, 05/13/26	135	146,457
3.40%, 01/25/28	25	27,737
4.11%, 07/24/34 (Call 07/24/29)(a)	104	111,780
4.32%, 11/23/31 (Call 11/23/26)(a)	15	16,266

		13,597,108

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	50	56,734
4.90%, 02/01/46 (Call 08/01/45)	102	118,229
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	15	16,523
4.00%, 01/17/43	20	20,816
4.63%, 02/01/44	10	11,270
4.70%, 02/01/36 (Call 08/01/35)	50	56,538
4.90%, 02/01/46 (Call 08/01/45)	105	121,815
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	2	2,036
4.00%, 04/13/28 (Call 01/13/28)	82	92,721
4.38%, 04/15/38 (Call 10/15/37)	20	22,197
4.44%, 10/06/48 (Call 04/06/48)	5	5,466
4.60%, 04/15/48 (Call 10/15/47)	15	16,654
4.75%, 01/23/29 (Call 10/23/28)	110	129,824
4.75%, 04/15/58 (Call 10/15/57)	35	39,587
4.95%, 01/15/42	5	5,846
5.45%, 01/23/39 (Call 07/23/38)	20	24,496
5.55%, 01/23/49 (Call 07/23/48)	45	56,613
5.80%, 01/23/59 (Call 07/23/58)	35	46,294
8.00%, 11/15/39	7	10,688
8.20%, 01/15/39	5	7,776
Coca-Cola Co. (The), 1.75%, 09/06/24	100	104,535
Constellation Brands Inc., 5.25%, 11/15/48 (Call 05/15/48)	2	2,510
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	400	418,472
2.63%, 04/29/23 (Call 01/29/23)	715	751,301
3.50%, 09/18/23 (Call 08/18/23)	350	378,556
5.88%, 09/30/36	5	6,987
Diageo Investment Corp.
2.88%, 05/11/22	665	693,821
8.00%, 09/15/22	5	5,811
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	32	37,523
4.99%, 05/25/38 (Call 11/25/37)	5	6,242
5.09%, 05/25/48 (Call 11/25/47)	5	6,515

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	$135	$135,508
4.20%, 07/15/46 (Call 01/15/46)	40	37,532
5.00%, 05/01/42	30	30,905
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	25	26,709
2.38%, 10/06/26 (Call 07/06/26)	185	200,422
2.63%, 07/29/29 (Call 04/29/29)	50	54,761
2.75%, 04/30/25 (Call 01/30/25)	135	147,128
2.75%, 03/19/30 (Call 12/19/29)	25	27,664
2.85%, 02/24/26 (Call 11/24/25)	50	55,229
3.00%, 10/15/27 (Call 07/15/27)	60	67,318
3.38%, 07/29/49 (Call 01/29/49)	20	22,882
3.45%, 10/06/46 (Call 04/06/46)	45	51,388
3.63%, 03/19/50 (Call 09/19/49)	25	30,149
4.00%, 03/05/42	45	55,468
4.00%, 05/02/47 (Call 11/02/46)	15	18,474
4.25%, 10/22/44 (Call 04/22/44)	15	18,898
4.45%, 04/14/46 (Call 10/14/45)	10	13,090
4.60%, 07/17/45 (Call 01/17/45)	15	19,772

		4,287,693

Biotechnology — 0.3%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	5	5,243
2.65%, 05/11/22 (Call 04/11/22)	200	207,350
3.20%, 11/02/27 (Call 08/02/27)	15	16,672
4.40%, 05/01/45 (Call 11/01/44)	20	24,525
4.56%, 06/15/48 (Call 12/15/47)	30	37,715
4.66%, 06/15/51 (Call 12/15/50)	75	97,980
4.95%, 10/01/41	17	21,913
5.15%, 11/15/41 (Call 05/15/41)	5	6,655
5.65%, 06/15/42 (Call 12/15/41)	10	13,661
6.38%, 06/01/37	15	21,572
6.40%, 02/01/39	10	14,504
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	5	6,923
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	63	69,301
3.65%, 03/01/26 (Call 12/01/25)	105	118,102
4.00%, 09/01/36 (Call 03/01/36)	10	12,261
4.15%, 03/01/47 (Call 09/01/46)	15	18,862
4.50%, 02/01/45 (Call 08/01/44)	30	38,461
4.60%, 09/01/35 (Call 03/01/35)	10	13,125
4.75%, 03/01/46 (Call 09/01/45)	60	80,241
4.80%, 04/01/44 (Call 10/01/43)	35	46,324

		871,390

Building Materials — 0.1%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	50	52,193
3.90%, 02/14/26 (Call 11/14/25)	55	59,160
4.95%, 07/02/64 (Call 01/02/64)(d)	5	5,831
5.13%, 09/14/45 (Call 03/14/45)	7	8,506
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	5	5,015
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	30	30,641
3.95%, 08/15/29 (Call 05/15/29)	69	72,883
4.20%, 12/01/24 (Call 09/01/24)	105	110,482
4.30%, 07/15/47 (Call 01/15/47)	35	33,169
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	20	21,195

		399,075

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.0%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	$15	$15,226
Dow Chemical Co. (The)
4.63%, 10/01/44 (Call 04/01/44)	2	2,234
4.80%, 05/15/49 (Call 11/15/48)(c)	25	29,154
5.25%, 11/15/41 (Call 08/15/41)	5	5,911
9.40%, 05/15/39	5	8,247
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	45	53,392
5.32%, 11/15/38 (Call 05/15/38)	60	75,730
5.42%, 11/15/48 (Call 05/15/48)	70	92,381
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	12	13,191
4.80%, 09/01/42 (Call 03/01/42)	15	16,531
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	515	534,101
2.70%, 11/01/26 (Call 08/01/26)	36	39,279
3.25%, 01/14/23 (Call 11/19/22)	390	411,298
3.25%, 12/01/27 (Call 09/01/27)	45	49,700
3.95%, 12/01/47 (Call 06/01/47)	7	8,479
4.35%, 12/08/21	862	914,729
5.50%, 12/08/41	10	13,272
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	50	51,426
4.38%, 06/01/47 (Call 12/01/46)	15	15,348
4.45%, 09/26/28 (Call 06/26/28)	35	37,706
5.00%, 09/26/48 (Call 03/26/48)	30	33,176
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	30	34,228
5.25%, 07/15/43	5	5,896
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	5	5,321
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	10,217
4.88%, 11/15/41 (Call 05/15/41)	5	4,665
5.45%, 11/15/33 (Call 05/15/33)	15	15,162
5.63%, 11/15/43 (Call 05/15/43)	25	25,448
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	22	23,687
4.90%, 06/01/43 (Call 12/01/42)	10	11,557
5.25%, 01/15/45 (Call 07/15/44)	15	18,233
5.63%, 12/01/40	5	6,002
5.88%, 12/01/36	10	11,808
6.13%, 01/15/41 (Call 07/15/40)	10	12,517
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	49	52,185
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	11,201
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	15	14,307
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	5	5,317
4.50%, 06/01/47 (Call 12/01/46)	15	17,805
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	20	19,425

		2,725,492

Commercial Services — 0.4%
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	135	148,742
4.75%, 08/01/28 (Call 05/01/28)	120	137,748
Moody’s Corp.
4.88%, 12/17/48 (Call 06/17/48)	47	60,456
5.25%, 07/15/44	5	6,447

Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	$675	$715,176
4.00%, 03/18/29 (Call 12/18/28)	80	89,293
S&P Global Inc.
3.25%, 12/01/49 (Call 06/01/49)	12	12,808
4.50%, 05/15/48 (Call 11/15/47)	30	38,542

		1,209,212

Computers — 0.8%
Apple Inc.
2.95%, 09/11/49 (Call 03/11/49)	10	10,881
3.45%, 02/09/45	37	42,783
3.75%, 09/12/47 (Call 03/12/47)	15	18,240
3.75%, 11/13/47 (Call 05/13/47)	7	8,496
3.85%, 05/04/43	60	73,751
3.85%, 08/04/46 (Call 02/04/46)	25	30,689
4.25%, 02/09/47 (Call 08/09/46)	5	6,491
4.38%, 05/13/45	40	52,526
4.45%, 05/06/44	5	6,612
4.65%, 02/23/46 (Call 08/23/45)	55	75,711
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(e)	40	43,287
6.02%, 06/15/26 (Call 03/15/26)(e)	176	199,130
8.10%, 07/15/36 (Call 01/15/36)(e)	40	48,402
8.35%, 07/15/46 (Call 01/15/46)(e)	32	40,544
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	50	51,486
4.40%, 10/15/22 (Call 08/15/22)	441	471,923
4.90%, 10/15/25 (Call 07/15/25)	220	247,403
6.20%, 10/15/35 (Call 04/15/35)	50	59,974
HP Inc., 6.00%, 09/15/41	35	39,645
International Business Machines Corp.
3.45%, 02/19/26	100	111,926
3.50%, 05/15/29	100	114,072
4.00%, 06/20/42	20	23,328
5.88%, 11/29/32	15	21,161
7.00%, 10/30/25	145	191,001
7.13%, 12/01/96	10	16,657
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)	38	40,400
5.75%, 12/01/34 (Call 06/01/34)	35	36,995

		2,083,514

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	10	12,836
4.00%, 08/15/45	50	64,689
Estee Lauder Companies Inc. (The), 4.15%, 03/15/47 (Call 09/15/46)	5	6,164
Procter & Gamble Co. (The)
2.45%, 11/03/26	183	201,022
2.85%, 08/11/27	36	40,750
3.50%, 10/25/47	5	6,131
5.50%, 02/01/34	15	21,500
5.55%, 03/05/37	45	67,368
5.80%, 08/15/34	10	15,122

		435,582

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	35	37,302
4.20%, 05/15/47 (Call 11/15/46)	25	28,296

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
4.60%, 06/15/45 (Call 12/15/44)	$17	$20,818

		86,416

Diversified Financial Services — 0.6%
Ally Financial Inc. 8.00%, 11/01/31	42	52,064
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	410	439,573
4.05%, 12/03/42	10	11,761
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	83,388
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	10	10,579
4.70%, 09/20/47 (Call 03/20/47)	20	20,467
4.85%, 03/29/29 (Call 12/29/28)	80	89,950
CME Group Inc., 4.15%, 06/15/48 (Call 12/15/47)	25	33,609
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	199,338
Invesco Finance PLC, 5.38%, 11/30/43	55	59,791
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	40	42,736
Jefferies Group LLC
6.25%, 01/15/36	10	10,997
6.50%, 01/20/43	10	10,774
Legg Mason Inc.
4.75%, 03/15/26	85	91,162
5.63%, 01/15/44	40	48,050
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	40	49,933
3.95%, 02/26/48 (Call 08/26/47)	37	45,963
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	25	23,870
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	35	43,361
4.15%, 12/14/35 (Call 06/14/35)	12	15,443
4.30%, 12/14/45 (Call 06/14/45)	80	105,725
Western Union Co. (The), 6.20%, 11/17/36	25	27,557

		1,516,091

Electric — 2.0%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	180	193,318
3.20%, 04/15/25 (Call 03/15/25)	100	106,975
3.80%, 06/01/29 (Call 03/01/29)	200	223,224
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	5	6,166
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	5	5,411
6.35%, 10/01/36	5	6,942
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	100	104,331
3.65%, 06/15/46 (Call 12/15/45)	10	11,347
3.70%, 03/01/45 (Call 09/01/44)	15	17,080
4.00%, 03/01/48 (Call 09/01/47)	5	5,994
4.00%, 03/01/49 (Call 09/01/48)	5	6,011
6.45%, 01/15/38	15	22,249
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	75	81,513
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	20	23,003
Connecticut Light & Power Co. (The) 4.30%, 04/15/44 (Call 10/15/43)	45	55,499
Series A, 3.20%, 03/15/27 (Call 12/15/26)	55	60,300
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	25	30,658
4.50%, 05/15/58 (Call 11/15/57)	35	43,156
4.63%, 12/01/54 (Call 06/01/54)	5	6,248

Security	Par (000)	Value

Electric (continued)
Series 05-A, 5.30%, 03/01/35	$100	$132,559
Series 06-A, 5.85%, 03/15/36	10	13,327
Series 08-B, 6.75%, 04/01/38	5	7,392
Series 09-C, 5.50%, 12/01/39	25	33,262
Series 12-A, 4.20%, 03/15/42	10	11,651
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	15	16,934
Series A, 4.13%, 05/15/49 (Call 11/15/48)	65	77,057
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	5	5,729
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	50	54,572
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	5,287
Enel Chile SA, 4.88%, 06/12/28	10	11,125
Eversource Energy
3.45%, 01/15/50 (Call 07/15/49)	100	105,216
Series M, 3.30%, 01/15/28 (Call 10/15/27)	120	129,755
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	35	38,807
3.50%, 06/01/22 (Call 05/01/22)	100	103,892
3.95%, 06/15/25 (Call 03/15/25)	100	111,789
4.05%, 04/15/30 (Call 01/15/30)	250	288,000
4.45%, 04/15/46 (Call 10/15/45)	5	5,907
4.95%, 06/15/35 (Call 12/15/34)	40	49,072
5.10%, 06/15/45 (Call 12/15/44)	25	31,747
5.63%, 06/15/35	10	13,078
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	38,238
6.25%, 10/01/39	65	76,051
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	200	217,900
3.13%, 12/01/25 (Call 06/01/25)	295	327,373
3.70%, 12/01/47 (Call 06/01/47)	50	60,307
3.80%, 12/15/42 (Call 06/15/42)	10	11,929
3.95%, 03/01/48 (Call 09/01/47)	25	31,444
4.05%, 06/01/42 (Call 12/01/41)	30	36,681
4.05%, 10/01/44 (Call 04/01/44)	5	6,209
4.13%, 02/01/42 (Call 08/01/41)	5	6,225
4.13%, 06/01/48 (Call 12/01/47)	10	12,987
5.25%, 02/01/41 (Call 08/01/40)	150	210,822
5.63%, 04/01/34	10	14,166
5.95%, 02/01/38	50	74,826
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	20	21,714
Hydro-Quebec, Series HK, 9.38%, 04/15/30	35	60,594
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	15	18,619
National Grid USA, 5.80%, 04/01/35	25	30,489
National Rural Utilities Cooperative Finance Corp., 5.25%, 04/20/46 (Call 04/20/26)(a)	100	103,493
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	10	10,778
3.15%, 04/01/24 (Call 03/01/24)	275	294,951
3.50%, 04/01/29 (Call 01/01/29)	20	22,453
3.55%, 05/01/27 (Call 02/01/27)	345	383,830
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	35	38,841
4.40%, 03/01/44 (Call 09/01/43)	25	30,597
PECO Energy Co., 4.15%, 10/01/44 (Call 04/01/44)	250	304,760
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	23,868
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	5	5,728
Public Service Electric & Gas Co. 3.60%, 12/01/47 (Call 06/01/47)	30	34,929

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.85%, 05/01/49 (Call 11/01/48)	$50	$60,865
5.80%, 05/01/37	10	13,854
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	125	147,376
4.50%, 08/15/40	10	12,066
6.00%, 06/01/39	5	7,116
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	125	133,941
3.80%, 02/01/38 (Call 08/01/37)	50	53,326
4.00%, 02/01/48 (Call 08/01/47)	25	27,873
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	50	53,251
4.00%, 04/01/47 (Call 10/01/46)	60	66,021
4.05%, 03/15/42 (Call 09/15/41)	10	11,058
4.65%, 10/01/43 (Call 04/01/43)	5	5,809
6.00%, 01/15/34	6	7,958
6.05%, 03/15/39	20	25,780
6.65%, 04/01/29	50	61,257
Series 04-G, 5.75%, 04/01/35	10	12,905
Series 05-E, 5.35%, 07/15/35	15	17,869
Series 06-E, 5.55%, 01/15/37	5	6,106
Series 08-A, 5.95%, 02/01/38	5	6,471
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	15	16,125
Series B, 4.88%, 03/01/49 (Call 09/01/48)	5	6,170
Series C, 4.13%, 03/01/48 (Call 09/01/47)	5	5,677

		5,525,259

Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	15	15,866
3.05%, 09/22/26 (Call 06/22/26)	85	91,352
3.88%, 07/15/23 (Call 04/15/23)	215	231,914
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	55	55,175
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	15	16,670
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,260
Honeywell International Inc.
2.15%, 08/08/22 (Call 07/08/22)	200	207,434
5.70%, 03/15/36	10	13,917
5.70%, 03/15/37	10	13,973
Series 30, 5.38%, 03/01/41	5	7,004
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	34	35,575
4.55%, 10/30/24 (Call 07/30/24)	100	110,765
4.60%, 04/06/27 (Call 01/06/27)	60	68,405
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	65	67,167
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	30	31,319
4.75%, 12/01/24 (Call 09/01/24)	45	48,099
4.90%, 06/15/28 (Call 03/15/28)	89	96,814
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	115	121,527

		1,238,236

Engineering & Construction — 0.1%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	125	113,181
4.25%, 09/15/28 (Call 06/15/28)	40	34,373

		147,554

Food — 0.7%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	5	5,358

Security	Par (000)	Value

Food (continued)
3.95%, 03/15/25 (Call 01/15/25)	$130	$144,321
4.15%, 03/15/28 (Call 12/15/27)	70	80,007
4.80%, 03/15/48 (Call 09/15/47)	5	6,336
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	5	6,384
5.40%, 11/01/48 (Call 05/01/48)	5	6,636
8.25%, 09/15/30	15	21,699
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	185	208,599
4.15%, 02/15/43 (Call 08/15/42)	10	11,720
4.20%, 04/17/28 (Call 01/17/28)	128	149,364
4.55%, 04/17/38 (Call 10/17/37)	17	20,930
5.40%, 06/15/40	7	9,464
JM Smucker Co. (The)
4.25%, 03/15/35	12	13,865
4.38%, 03/15/45	35	40,445
Kellogg Co.
2.65%, 12/01/23	232	245,110
3.13%, 05/17/22	185	192,811
3.25%, 04/01/26	19	20,779
3.40%, 11/15/27 (Call 08/15/27)	115	125,754
4.30%, 05/15/28 (Call 02/15/28)	55	63,348
4.50%, 04/01/46	30	36,288
Series B, 7.45%, 04/01/31	10	14,722
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	55	60,574
4.45%, 02/01/47 (Call 08/01/46)	15	18,009
4.65%, 01/15/48 (Call 07/15/47)	5	6,180
5.00%, 04/15/42 (Call 10/15/41)	15	18,558
5.15%, 08/01/43 (Call 02/01/43)	5	6,288
5.40%, 07/15/40 (Call 01/15/40)	15	18,950
5.40%, 01/15/49 (Call 07/15/48)	5	6,720
6.90%, 04/15/38	12	17,106
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	50	54,671
4.20%, 08/15/47 (Call 02/15/47)	35	40,898
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	37	46,816
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	2	2,017
4.50%, 04/01/46 (Call 10/01/45)	5	5,043
5.95%, 04/01/30 (Call 01/01/30)	50	60,039
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	7	8,451
5.10%, 09/28/48 (Call 03/28/48)	17	21,744
5.15%, 08/15/44 (Call 02/15/44)	10	12,623

		1,828,627

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	43	44,677
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	28,377
4.40%, 08/15/47 (Call 02/15/47)	20	22,367
4.80%, 06/15/44 (Call 12/15/43)	40	45,685
5.15%, 05/15/46 (Call 11/15/45)	10	11,834
6.00%, 11/15/41 (Call 05/15/41)	5	6,319
7.30%, 11/15/39	15	21,197

		180,456

Gas — 0.1%
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	10	11,149

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	$5	$6,217
4.66%, 02/01/44 (Call 08/01/43)	10	12,116
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	30	33,818
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	30	36,193
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	20	24,700
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	50	60,147
Southwest Gas Corp., 4.15%, 06/01/49 (Call 12/01/48)	15	17,001
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	40	44,148

		245,489

Health Care – Products — 0.1%
Abbott Laboratories
4.75%, 04/15/43 (Call 10/15/42)	17	22,591
4.90%, 11/30/46 (Call 05/30/46)	35	49,396
6.00%, 04/01/39	5	7,404
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	55	60,478
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	2	2,224
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	5	5,895
Koninklijke Philips NV
5.00%, 03/15/42	10	12,474
6.88%, 03/11/38	10	14,740
Medtronic Inc., 4.63%, 03/15/45	60	80,642
Stryker Corp., 4.38%, 05/15/44 (Call 12/15/43)	12	14,718
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	5	6,131
5.30%, 02/01/44 (Call 08/01/43)	7	9,757

		286,450

Health Care – Services — 0.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	25	27,277
4.50%, 05/15/42 (Call 11/15/41)	10	11,551
4.75%, 03/15/44 (Call 09/15/43)	35	42,002
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	35	42,528
4.55%, 03/01/48 (Call 09/01/47)	20	24,876
4.63%, 05/15/42	10	12,243
4.65%, 01/15/43	40	49,412
5.10%, 01/15/44	15	19,398
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	90	97,989
4.50%, 02/15/27 (Call 08/15/26)	15	16,569
5.13%, 06/15/39 (Call 12/15/38)	7	8,039
5.25%, 06/15/26 (Call 12/15/25)	140	159,244
5.25%, 06/15/49 (Call 12/15/48)	5	5,893
5.50%, 06/15/47 (Call 12/15/46)	10	11,986
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	10	11,591
4.63%, 12/01/42 (Call 06/01/42)	10	12,153
4.80%, 03/15/47 (Call 09/14/46)	15	19,302
4.95%, 10/01/44 (Call 04/01/44)	30	38,849
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	40	48,265
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	15	15,723
3.45%, 06/01/26 (Call 03/01/26)	100	110,283
4.20%, 06/30/29 (Call 03/30/29)	40	45,768
4.70%, 03/30/45 (Call 09/30/44)	10	12,188

Security	Par (000)	Value

Health Care – Services (continued)
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	$10	$11,884
3.88%, 08/15/59 (Call 02/15/59)	20	23,994
4.20%, 01/15/47 (Call 07/15/46)	10	12,488
4.25%, 03/15/43 (Call 09/15/42)	30	36,861
4.25%, 04/15/47 (Call 10/15/46)	10	12,573
4.25%, 06/15/48 (Call 12/15/47)	5	6,349
4.45%, 12/15/48 (Call 06/15/48)	5	6,554
4.63%, 11/15/41 (Call 05/15/41)	10	12,905
4.75%, 07/15/45	75	100,010
5.70%, 10/15/40 (Call 04/15/40)	10	14,561
5.95%, 02/15/41 (Call 08/15/40)	5	7,294
6.63%, 11/15/37	25	37,940
6.88%, 02/15/38	20	31,372

		1,157,914

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	30	31,573

Household Products & Wares — 0.1%
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	35	38,988
3.90%, 05/15/28 (Call 02/15/28)	50	58,388
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	40	45,512
3.90%, 05/04/47 (Call 11/04/46)	10	12,321

		155,209

Insurance — 1.0%
Allstate Corp. (The)
6.50%, 05/15/57 (Call 05/15/37)(a)	15	17,508
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	250	254,740
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	30	32,609
4.38%, 01/15/55 (Call 07/15/54)	10	10,806
4.50%, 07/16/44 (Call 01/16/44)	25	28,043
4.75%, 04/01/48 (Call 10/01/47)	25	28,901
8.18%, 05/15/58 (Call 05/15/38)(a)	25	30,910
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	45	45,883
AXA SA, 8.60%, 12/15/30	85	120,292
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	100	124,314
4.25%, 01/15/49 (Call 07/15/48)	30	37,654
4.30%, 05/15/43	5	6,214
4.40%, 05/15/42	22	27,473
Berkshire Hathaway Inc., 4.50%, 02/11/43	58	75,517
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	30	26,210
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	355	374,617
4.35%, 04/20/28 (Call 01/20/28)	20	21,531
5.00%, 04/20/48 (Call 10/20/47)	25	25,510
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	50	51,683
Lincoln National Corp., 7.00%, 06/15/40	25	34,629
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	65	67,560
5.38%, 03/04/46	19	24,407
Markel Corp., 5.00%, 04/05/46	25	28,794
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	35	42,125
4.35%, 01/30/47 (Call 07/30/46)	30	36,529
4.90%, 03/15/49 (Call 09/15/48)	15	20,078

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.88%, 08/01/33	$30	$40,748
MetLife Inc.
4.05%, 03/01/45	75	85,808
4.88%, 11/13/43	7	8,899
6.40%, 12/15/36 (Call 12/15/31)	5	5,783
Series N, 4.72%, 12/15/44	5	6,165
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	20,049
Principal Financial Group Inc., 4.30%, 11/15/46 (Call 05/15/46)	5	5,741
Progressive Corp. (The)
3.70%, 01/26/45	5	5,887
4.13%, 04/15/47 (Call 10/15/46)	10	12,731
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	5	5,337
3.94%, 12/07/49 (Call 06/07/49)	15	16,047
4.35%, 02/25/50 (Call 08/25/49)	30	34,488
4.50%, 09/15/47 (Call 09/15/27)(a)	20	19,544
4.60%, 05/15/44	35	40,715
5.20%, 03/15/44 (Call 03/15/24)(a)	130	131,167
5.38%, 05/15/45 (Call 05/15/25)(a)	78	80,349
5.70%, 12/14/36	100	132,025
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	17	18,231
Series B, 5.75%, 07/15/33	15	19,274
Sompo International Holdings Ltd., 4.70%, 10/15/22	70	72,750
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	18,816
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	5	5,877
4.00%, 05/30/47 (Call 11/30/46)	20	24,499
4.05%, 03/07/48 (Call 09/07/47)	5	6,204
4.10%, 03/04/49 (Call 09/04/48)	20	24,972
4.30%, 08/25/45 (Call 02/25/45)	20	25,154
4.60%, 08/01/43	35	45,452
5.35%, 11/01/40	15	21,015
6.25%, 06/15/37	15	21,996
6.75%, 06/20/36	20	29,842
Travelers Property Casualty Corp., 6.38%, 03/15/33	6	8,781
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(a)	25	22,928
4.80%, 06/15/46	2	2,279
5.70%, 07/15/43	17	21,032
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	12	14,996
XLIT Ltd.
4.45%, 03/31/25	106	117,855
5.25%, 12/15/43	10	13,397

		2,781,370

Internet — 0.0%
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)	5	6,590
4.25%, 08/22/57 (Call 02/22/57)	30	41,424
4.95%, 12/05/44 (Call 06/05/44)	12	17,028
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	10	10,403

		75,445

Iron & Steel — 0.0%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	12	13,948
5.20%, 08/01/43 (Call 02/01/43)	10	12,695
6.40%, 12/01/37	10	13,648

		40,291

Security	Par (000)	Value

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	$5	$5,141

Lodging — 0.6%
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	500	520,010
5.40%, 08/08/28 (Call 05/08/28)	940	1,003,488

		1,523,498

Machinery — 0.6%
Caterpillar Financial Services Corp., 1.95%, 11/18/22	200	206,054
Caterpillar Inc.
3.80%, 08/15/42	15	17,664
4.75%, 05/15/64 (Call 11/15/63)	5	6,788
5.20%, 05/27/41	42	58,154
5.30%, 09/15/35	20	26,936
6.05%, 08/15/36	21	29,471
CNH Industrial Capital LLC
4.20%, 01/15/24	30	31,079
4.38%, 04/05/22	330	339,903
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	15	14,861
4.50%, 08/15/23	185	193,843
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	10	10,446
3.90%, 06/09/42 (Call 12/09/41)	10	12,341
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	75	80,835
4.38%, 11/01/46 (Call 05/01/46)	25	26,623
4.88%, 10/01/21	436	459,400

		1,514,398

Manufacturing — 1.1%
3M Co.
2.00%, 06/26/22	350	359,751
2.00%, 02/14/25 (Call 01/14/25)	5	5,248
2.25%, 03/15/23 (Call 02/15/23)	1,435	1,498,484
2.25%, 09/19/26 (Call 06/19/26)	155	165,633
2.88%, 10/15/27 (Call 07/15/27)	65	71,934
3.00%, 08/07/25	265	290,737
3.25%, 02/14/24 (Call 01/14/24)	185	201,193
3.38%, 03/01/29 (Call 12/01/28)	50	56,703
Eaton Corp., 4.15%, 11/02/42	15	17,674
General Electric Co.
4.50%, 03/11/44	5	4,987
5.88%, 01/14/38	90	100,045
6.15%, 08/07/37	5	5,716
6.75%, 03/15/32	35	42,021
6.88%, 01/10/39	20	24,058
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	11,926
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	54,764
4.30%, 02/21/48 (Call 08/21/47)	5	5,416
5.75%, 06/15/43	30	39,506
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	143	154,277
4.65%, 11/01/44 (Call 05/01/44)	5	5,735
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	5	5,660
4.10%, 03/01/47 (Call 09/01/46)	7	7,847
4.45%, 11/21/44 (Call 05/21/44)	10	11,552

		3,140,867

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/49 (Call 01/01/49)	$2	$2,345
5.38%, 04/01/38 (Call 10/01/37)	10	11,901
5.75%, 04/01/48 (Call 10/01/47)	30	37,253
6.38%, 10/23/35 (Call 04/23/35)	45	58,978
6.48%, 10/23/45 (Call 04/23/45)	60	78,506
6.83%, 10/23/55 (Call 04/23/55)	10	13,430
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	40	43,794
3.45%, 02/01/50 (Call 08/01/49)	5	5,575
3.97%, 11/01/47 (Call 05/01/47)	55	65,002
4.00%, 08/15/47 (Call 02/15/47)	5	5,975
4.00%, 03/01/48 (Call 09/01/47)	5	5,959
4.00%, 11/01/49 (Call 05/01/49)	17	20,168
4.05%, 11/01/52 (Call 05/01/52)	17	20,465
4.60%, 10/15/38 (Call 04/15/38)	10	12,437
4.60%, 08/15/45 (Call 02/15/45)	30	37,973
4.65%, 07/15/42	15	19,021
4.70%, 10/15/48 (Call 04/15/48)	40	52,370
4.95%, 10/15/58 (Call 04/15/58)	55	77,277
5.65%, 06/15/35	5	7,070
6.45%, 03/15/37	35	51,215
6.50%, 11/15/35	15	22,278
6.55%, 07/01/39	5	7,340
6.95%, 08/15/37	32	48,499
Discovery Communications LLC
4.88%, 04/01/43	15	15,921
5.00%, 09/20/37 (Call 03/20/37)	20	21,908
5.20%, 09/20/47 (Call 03/20/47)	35	39,000
5.30%, 05/15/49 (Call 11/15/48)	15	16,911
6.35%, 06/01/40	5	6,180
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	15	20,094
Grupo Televisa SAB
6.63%, 01/15/40	25	30,935
8.50%, 03/11/32	15	21,262
NBCUniversal Media LLC
4.45%, 01/15/43	45	55,269
5.95%, 04/01/41	20	28,905
6.40%, 04/30/40	10	14,743
Thomson Reuters Corp.
5.50%, 08/15/35	15	18,263
5.65%, 11/23/43 (Call 05/23/43)	7	9,013
5.85%, 04/15/40	25	30,742
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	60	63,840
5.88%, 11/15/40 (Call 05/15/40)	5	6,107
6.55%, 05/01/37	5	6,374
6.75%, 06/15/39	5	6,547
7.30%, 07/01/38	50	66,861
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	15	21,877
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	30	30,475
3.70%, 12/01/42	5	5,513
4.13%, 06/01/44	12	14,554
4.38%, 08/16/41	5	6,012
Series E, 4.13%, 12/01/41	5	5,760
ViacomCBS Inc.
4.85%, 07/01/42 (Call 01/01/42)	15	14,845
4.90%, 08/15/44 (Call 02/15/44)	15	14,719

Security	Par (000)	Value

Media (continued)
5.85%, 09/01/43 (Call 03/01/43)	$35	$37,766
5.90%, 10/15/40 (Call 04/15/40)	25	28,033
Walt Disney Co. (The), 2.75%, 09/01/49 (Call 03/01/49)	75	72,871

		1,436,131

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45 (Call 12/15/44)	5	5,882
Valmont Industries Inc., 5.25%, 10/01/54 (Call 04/01/54)	5	4,977

		10,859

Mining — 0.1%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	45	49,228
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	115	119,704
4.88%, 03/15/42 (Call 09/15/41)	30	36,634
5.45%, 06/09/44 (Call 12/09/43)	5	6,598
6.25%, 10/01/39	5	7,010
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	63	77,515
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	5	4,540
5.40%, 02/01/43 (Call 08/01/42)	10	9,175
6.00%, 08/15/40 (Call 02/15/40)	30	29,527
6.13%, 10/01/35	30	31,203
6.25%, 07/15/41 (Call 01/15/41)	15	15,151

		386,285

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	20	21,029

Oil & Gas — 0.7%
Apache Corp., 5.10%, 09/01/40 (Call 03/01/40)	2	1,600
Burlington Resources LLC
5.95%, 10/15/36	17	22,732
7.20%, 08/15/31	25	35,083
7.40%, 12/01/31	5	7,057
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	7	7,662
4.88%, 10/01/47 (Call 04/01/47)	5	5,475
Conoco Funding Co., 7.25%, 10/15/31	15	21,148
ConocoPhillips
5.90%, 10/15/32	30	40,948
5.90%, 05/15/38	45	61,909
6.50%, 02/01/39	40	58,248
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	10	12,012
4.95%, 03/15/26 (Call 12/15/25)	145	172,122
ConocoPhillips Holding Co., 6.95%, 04/15/29	30	41,169
Ecopetrol SA
5.88%, 05/28/45	80	83,465
7.38%, 09/18/43	20	23,612
Equinor ASA
2.65%, 01/15/24	176	185,529
3.25%, 11/10/24	255	279,233
3.63%, 09/10/28 (Call 06/10/28)	15	17,047
3.95%, 05/15/43	35	40,078
4.25%, 11/23/41	25	29,167
4.80%, 11/08/43	35	44,772
5.10%, 08/17/40	50	66,073
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	40	41,329
3.45%, 04/15/51 (Call 10/15/50)	19	20,922
3.48%, 03/19/30 (Call 12/19/29)	25	28,312

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.57%, 03/06/45 (Call 09/06/44)	$2	$2,232
4.11%, 03/01/46 (Call 09/01/45)	5	6,034
4.33%, 03/19/50 (Call 09/19/49)	6	7,456
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	15	14,815
4.30%, 04/01/27 (Call 01/01/27)	125	125,696
5.60%, 02/15/41	50	49,612
5.80%, 04/01/47 (Call 10/01/46)	10	9,939
6.00%, 01/15/40	5	4,982
7.30%, 08/15/31	30	32,693
7.88%, 10/01/29	5	5,516
Marathon Oil Corp., 6.80%, 03/15/32	10	10,016
Marathon Petroleum Corp.
5.00%, 09/15/54 (Call 03/15/54)	15	14,673
6.50%, 03/01/41 (Call 09/01/40)	20	23,434
Newfield Exploration Co., 5.75%, 01/30/22	100	96,480
Nexen Inc., 6.40%, 05/15/37	5	7,082
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	17	14,391
5.05%, 11/15/44 (Call 05/15/44)	10	8,556
5.25%, 11/15/43 (Call 05/15/43)	25	22,020
Ovintiv Inc., 7.38%, 11/01/31	50	40,822
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	10	12,134
4.88%, 11/15/44 (Call 05/15/44)	5	6,187
5.88%, 05/01/42	22	30,085
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	95	101,685
3.46%, 07/12/49 (Call 01/12/49)	5	5,353
Valero Energy Corp.
4.90%, 03/15/45	10	11,610
6.63%, 06/15/37	5	6,471

		2,016,678

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	305	315,812
3.14%, 11/07/29 (Call 08/07/29)	115	115,447
3.34%, 12/15/27 (Call 09/15/27)	130	134,545
4.08%, 12/15/47 (Call 06/15/47)	35	34,975
Baker Hughes Holdings LLC, 5.13%, 09/15/40	20	23,338
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	5	4,760
4.85%, 11/15/35 (Call 05/15/35)	50	50,019
5.00%, 11/15/45 (Call 05/15/45)	10	9,854
6.70%, 09/15/38	5	5,732
7.45%, 09/15/39	25	30,559
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	9,348

		734,389

Packaging & Containers — 0.0%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	50	56,859
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	15	18,044

		74,903

Pharmaceuticals — 1.4%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)(e)	45	48,630
4.05%, 11/21/39 (Call 05/21/39)(e)	35	39,338
4.25%, 11/21/49 (Call 05/21/49)(e)	77	88,409
4.30%, 05/14/36 (Call 11/14/35)	10	11,458
4.40%, 11/06/42	5	5,766

Security	Par (000)	Value

Pharmaceuticals (continued)
4.45%, 05/14/46 (Call 11/14/45)	$30	$34,809
4.50%, 05/14/35 (Call 11/14/34)	65	77,099
4.70%, 05/14/45 (Call 11/14/44)	60	71,393
4.85%, 06/15/44 (Call 12/15/43)(e)	10	11,824
4.88%, 11/14/48 (Call 05/14/48)	5	6,242
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	27,231
4.30%, 12/15/47 (Call 06/15/47)	12	13,052
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	80	88,422
3.38%, 11/16/25	85	94,944
4.00%, 09/18/42	10	12,310
4.38%, 11/16/45	10	13,017
6.45%, 09/15/37	70	104,993
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	93	104,201
4.69%, 12/15/44 (Call 06/15/44)	18	21,824
Bristol-Myers Squibb Co.
3.25%, 08/01/42	10	11,276
3.40%, 07/26/29 (Call 04/26/29)(e)	120	137,471
4.13%, 06/15/39 (Call 12/15/38)(e)	5	6,309
4.25%, 10/26/49 (Call 04/26/49)(e)	15	19,771
4.35%, 11/15/47 (Call 05/15/47)(e)	30	39,157
4.55%, 02/20/48 (Call 08/20/47)(e)	7	9,329
4.63%, 05/15/44 (Call 11/15/43)(e)	10	13,213
5.00%, 08/15/45 (Call 02/15/45)(e)	45	62,173
5.25%, 08/15/43(e)	10	14,239
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	30	31,609
3.41%, 06/15/27 (Call 03/15/27)	90	99,998
3.50%, 11/15/24 (Call 08/15/24)	217	230,343
3.75%, 09/15/25 (Call 06/15/25)	50	54,534
4.37%, 06/15/47 (Call 12/15/46)	32	34,046
4.50%, 11/15/44 (Call 05/15/44)	25	26,042
4.60%, 03/15/43	5	5,244
4.90%, 09/15/45 (Call 03/15/45)	12	13,263
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(e)	35	39,345
4.38%, 10/15/28 (Call 07/15/28)	110	129,066
4.80%, 08/15/38 (Call 02/15/38)	5	6,253
4.80%, 07/15/46 (Call 01/16/46)(e)	35	44,176
4.90%, 12/15/48 (Call 06/15/48)	5	6,569
6.13%, 11/15/41(e)	17	23,998
CVS Health Corp.
3.75%, 04/01/30 (Call 01/01/30)	100	111,876
4.30%, 03/25/28 (Call 12/25/27)	85	97,170
4.78%, 03/25/38 (Call 09/25/37)	60	73,567
4.88%, 07/20/35 (Call 01/20/35)	15	18,401
5.05%, 03/25/48 (Call 09/25/47)	145	186,095
5.13%, 07/20/45 (Call 01/20/45)	50	63,310
5.30%, 12/05/43 (Call 06/05/43)	25	31,965
6.13%, 09/15/39	15	20,666
Eli Lilly & Co.
3.95%, 05/15/47 (Call 11/15/46)	47	58,658
3.95%, 03/15/49 (Call 09/15/48)	2	2,534
4.15%, 03/15/59 (Call 09/15/58)	35	46,123
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	30	45,397
GlaxoSmithKline Capital PLC, 2.88%, 06/01/22 (Call 05/01/22)	200	208,824

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
3.50%, 01/15/48 (Call 07/15/47)	$20	$24,332
3.70%, 03/01/46 (Call 09/01/45)	55	68,030
4.50%, 09/01/40	10	13,042
4.50%, 12/05/43 (Call 06/05/43)	5	6,885
4.85%, 05/15/41	7	9,777
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	10	12,389
5.90%, 11/01/39	25	34,427
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	70	84,479
3.90%, 03/07/39 (Call 09/07/38)	10	12,397
4.00%, 03/07/49 (Call 09/07/48)	45	57,918
4.15%, 05/18/43	35	44,283
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	10	14,293
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	10	11,395
5.40%, 11/29/43 (Call 05/29/43)	10	11,322
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	30	34,532
Pfizer Inc.
4.13%, 12/15/46	7	8,834
4.20%, 09/15/48 (Call 03/15/48)	40	51,363
4.40%, 05/15/44	10	13,058
7.20%, 03/15/39	17	28,030
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	30	32,747
3.95%, 09/12/47 (Call 03/12/47)	40	46,514
4.50%, 11/13/25 (Call 08/13/25)	140	160,854
4.70%, 02/01/43 (Call 08/01/42)	25	32,212

		3,710,085

Pipelines — 0.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	25	24,290
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	15	18,313
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	25	20,331
4.95%, 05/15/28 (Call 02/15/28)	15	12,710
5.00%, 05/15/44 (Call 11/15/43)	17	12,210
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	5	5,660
7.38%, 10/15/45 (Call 04/15/45)	55	75,585
Series B, 7.50%, 04/15/38	10	12,643
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	75	80,133
4.45%, 02/15/43 (Call 08/15/42)	28	30,275
4.85%, 08/15/42 (Call 02/15/42)	5	5,507
4.85%, 03/15/44 (Call 09/15/43)	20	22,630
4.90%, 05/15/46 (Call 11/15/45)	35	39,694
4.95%, 10/15/54 (Call 04/15/54)	15	16,575
5.10%, 02/15/45 (Call 08/15/44)	5	5,773
5.38%, 02/15/78 (Call 02/15/28)(a)	75	66,487
5.70%, 02/15/42	10	11,964
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	25	21,880
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	20	18,190
Kinder Morgan Energy Partners LP
5.40%, 09/01/44 (Call 03/01/44)	10	11,804
5.50%, 03/01/44 (Call 09/01/43)	20	23,647
5.80%, 03/15/35	5	5,912
6.38%, 03/01/41	20	24,718
6.50%, 02/01/37	15	18,287

Security	Par (000)	Value

Pipelines (continued)
6.50%, 09/01/39	$15	$18,555
6.95%, 01/15/38	30	39,871
7.30%, 08/15/33	25	32,786
7.40%, 03/15/31	15	19,174
7.50%, 11/15/40	10	12,862
Kinder Morgan Inc./DE
5.20%, 03/01/48 (Call 09/01/47)	10	11,998
5.55%, 06/01/45 (Call 12/01/44)	60	73,776
7.80%, 08/01/31	5	6,471
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	24	24,365
4.20%, 10/03/47 (Call 04/03/47)	30	30,315
4.25%, 09/15/46 (Call 03/15/46)	10	10,040
4.85%, 02/01/49 (Call 08/01/48)	7	7,705
5.15%, 10/15/43 (Call 04/15/43)	20	21,458
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	25	25,377
5.20%, 03/01/47 (Call 09/01/46)	20	21,361
5.20%, 12/01/47 (Call 06/01/47)	15	15,957
5.50%, 02/15/49 (Call 08/15/48)	35	39,654
ONEOK Inc.
4.35%, 03/15/29 (Call 12/15/28)	20	20,165
4.45%, 09/01/49 (Call 03/01/49)	10	9,186
4.55%, 07/15/28 (Call 04/15/28)	85	84,969
4.95%, 07/13/47 (Call 01/06/47)	17	16,199
5.20%, 07/15/48 (Call 01/15/48)	20	19,819
6.00%, 06/15/35	40	41,246
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	25	25,110
6.20%, 09/15/43 (Call 03/15/43)	7	7,455
6.65%, 10/01/36	15	16,227
6.85%, 10/15/37	15	16,066
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,035
4.90%, 10/01/46 (Call 04/01/46)	25	26,454
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	5	4,283
4.70%, 06/15/44 (Call 12/15/43)	5	4,456
4.90%, 02/15/45 (Call 08/15/44)	5	4,621
5.15%, 06/01/42 (Call 12/01/41)	5	4,490
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	30	31,669
5.95%, 09/25/43 (Call 03/25/43)	7	8,713
Texas Eastern Transmission LP, 7.00%, 07/15/32	15	18,786
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	100	113,602
4.88%, 05/15/48 (Call 11/15/47)	25	30,785
5.10%, 03/15/49 (Call 09/15/48)	20	25,612
5.85%, 03/15/36	5	6,184
6.20%, 10/15/37	50	64,627
7.25%, 08/15/38	15	21,183
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	25	29,187
Williams Companies Inc. (The)
4.90%, 01/15/45 (Call 07/15/44)	5	5,400
5.10%, 09/15/45 (Call 03/15/45)	30	33,228
5.40%, 03/04/44 (Call 09/04/43)	20	21,960
5.75%, 06/24/44 (Call 12/24/43)	5	5,794
5.80%, 11/15/43 (Call 05/15/43)	10	11,456
6.30%, 04/15/40	25	30,137

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
8.75%, 03/15/32	$20	$27,172

		1,785,219

Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	40	44,157
5.25%, 03/15/25 (Call 12/15/24)	70	77,428

		121,585

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
4.00%, 02/01/50 (Call 08/01/49)	10	11,281
4.85%, 04/15/49 (Call 10/15/48)	10	12,570
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	20	21,363
3.38%, 10/15/26 (Call 07/15/26)	30	32,903
3.55%, 07/15/27 (Call 04/15/27)	40	43,769
3.60%, 01/15/28 (Call 10/15/27)	70	76,642
4.00%, 06/01/25 (Call 03/01/25)	210	235,206
4.40%, 02/15/26 (Call 11/15/25)	35	39,974
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	75	77,312
2.90%, 03/15/30 (Call 12/15/29)	15	15,235
3.40%, 06/21/29 (Call 03/21/29)	91	95,631
3.65%, 02/01/26 (Call 11/03/25)	30	32,395
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	70	69,684
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	205	217,398
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	32	39,442
5.20%, 02/15/49 (Call 08/15/48)	22	28,978
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	5	5,355
ERP Operating LP, 4.50%, 06/01/45 (Call 12/01/44)	5	6,180
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	30	29,171
3.50%, 07/15/29 (Call 04/15/29)	44	44,647
6.75%, 02/01/41 (Call 08/01/40)	15	19,486
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	133,994
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	34	32,046
4.25%, 08/15/29 (Call 05/15/29)	20	20,528
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	35	28,619
4.25%, 04/01/45 (Call 10/01/44)	10	8,892
4.45%, 09/01/47 (Call 03/01/47)	25	22,842
Prologis LP
3.00%, 04/15/50 (Call 10/15/49)	25	25,109
3.75%, 11/01/25 (Call 08/01/25)	180	205,592
3.88%, 09/15/28 (Call 06/15/28)	5	5,723
4.38%, 02/01/29 (Call 11/01/28)	15	17,688
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	55	53,245
4.40%, 02/01/47 (Call 08/01/46)	5	5,052
4.65%, 03/15/49 (Call 09/15/48)	10	10,442
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	109	105,792
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	25	20,356
4.25%, 11/30/46 (Call 05/30/46)	7	6,688
4.75%, 03/15/42 (Call 09/15/41)	5	5,128

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	$12	$10,567
4.88%, 04/15/49 (Call 10/15/48)	10	9,596
5.70%, 09/30/43 (Call 03/30/43)	10	10,559
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	5	6,054
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	45	48,514
6.95%, 10/01/27	75	90,264
7.38%, 03/15/32	50	66,144

		2,104,056

Retail — 0.5%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	125	122,846
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	65	72,041
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	25	22,897
Home Depot Inc. (The)
2.95%, 06/15/29 (Call 03/15/29)	200	221,658
3.50%, 09/15/56 (Call 03/15/56)	60	68,623
3.90%, 06/15/47 (Call 12/15/46)	30	36,254
4.20%, 04/01/43 (Call 10/01/42)	10	12,255
4.25%, 04/01/46 (Call 10/01/45)	12	15,098
4.40%, 03/15/45 (Call 09/15/44)	10	12,671
4.50%, 12/06/48 (Call 06/06/48)	10	13,225
4.88%, 02/15/44 (Call 08/15/43)	40	54,459
5.40%, 09/15/40 (Call 03/15/40)	5	7,019
5.88%, 12/16/36	17	24,639
5.95%, 04/01/41 (Call 10/01/40)	55	81,273
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	13,324
Lowe’s Companies Inc.
4.05%, 05/03/47 (Call 11/03/46)	50	57,735
4.25%, 09/15/44 (Call 03/15/44)	10	11,536
4.38%, 09/15/45 (Call 03/15/45)	30	35,430
4.65%, 04/15/42 (Call 10/15/41)	45	54,649
5.50%, 10/15/35	10	13,355
McDonald’s Corp.
3.70%, 02/15/42	5	5,488
4.60%, 05/26/45 (Call 11/26/44)	30	36,563
4.88%, 07/15/40	5	6,170
4.88%, 12/09/45 (Call 06/09/45)	5	6,331
6.30%, 03/01/38	25	34,799
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	15	11,712
4.38%, 04/01/30 (Call 01/01/30)	109	80,456
6.95%, 03/15/28	40	37,160
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	40	42,194
4.50%, 11/15/48 (Call 05/15/48)	15	17,359
Target Corp.
3.63%, 04/15/46	70	83,652
4.00%, 07/01/42	10	12,453
6.35%, 11/01/32	40	58,556
Walgreen Co., 4.40%, 09/15/42	20	20,306
Walgreens Boots Alliance Inc.
4.65%, 06/01/46 (Call 12/01/45)	5	5,168
4.80%, 11/18/44 (Call 05/18/44)	15	15,812

		1,425,166

Semiconductors — 0.4%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	27	36,444
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)	51	57,180

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.35%, 04/01/47 (Call 10/01/46)	$30	$38,810
5.10%, 10/01/35 (Call 04/01/35)	10	13,795
5.85%, 06/15/41	5	7,207
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	195	213,065
3.15%, 05/11/27 (Call 02/11/27)	15	16,811
3.73%, 12/08/47 (Call 06/08/47)	15	17,627
4.00%, 12/15/32	35	43,216
4.10%, 05/19/46 (Call 11/19/45)	2	2,468
4.10%, 05/11/47 (Call 11/11/46)	30	37,226
4.75%, 03/25/50 (Call 09/25/49)	25	34,465
4.80%, 10/01/41	5	6,667
4.90%, 07/29/45 (Call 01/29/45)	17	23,453
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	10	13,482
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	50	54,813
3.20%, 09/16/26 (Call 06/16/26)	90	101,336
3.50%, 04/01/50 (Call 10/01/49)	50	57,469
QUALCOMM Inc., 4.30%, 05/20/47 (Call 11/20/46)	30	36,703
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	59	62,704
2.90%, 11/03/27 (Call 08/03/27)	80	90,105
4.15%, 05/15/48 (Call 11/15/47)	15	19,706

		984,752

Software — 2.0%
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	85	94,245
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	30	31,584
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	25	27,444
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	10	10,306
4.50%, 12/01/27 (Call 09/01/27)	35	39,178
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	12	14,606
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	685	718,435
2.13%, 11/15/22	390	408,244
2.38%, 05/01/23 (Call 02/01/23)	275	289,688
2.40%, 08/08/26 (Call 05/08/26)	160	176,016
2.65%, 11/03/22 (Call 09/03/22)	615	647,669
2.70%, 02/12/25 (Call 11/12/24)	240	262,414
2.88%, 02/06/24 (Call 12/06/23)	235	254,601
3.13%, 11/03/25 (Call 08/03/25)	310	349,513
3.30%, 02/06/27 (Call 11/06/26)	295	339,161
3.45%, 08/08/36 (Call 02/08/36)	15	17,685
3.50%, 02/12/35 (Call 08/12/34)	40	48,591
3.63%, 12/15/23 (Call 09/15/23)	410	454,694
3.70%, 08/08/46 (Call 02/08/46)	40	49,610
3.75%, 02/12/45 (Call 08/12/44)	2	2,477
4.00%, 02/12/55 (Call 08/12/54)	20	26,332
4.10%, 02/06/37 (Call 08/06/36)	17	21,618
4.20%, 11/03/35 (Call 05/03/35)	5	6,577
4.25%, 02/06/47 (Call 08/06/46)	25	33,894
4.45%, 11/03/45 (Call 05/03/45)	45	61,960
4.50%, 02/06/57 (Call 08/06/56)	15	21,733
4.75%, 11/03/55 (Call 05/03/55)	25	37,066
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	25	28,295
3.60%, 04/01/50 (Call 10/01/49)	25	27,858
3.80%, 11/15/37 (Call 05/15/37)	30	34,261
3.85%, 07/15/36 (Call 01/15/36)	15	17,379

Security	Par (000)	Value

Software (continued)
3.90%, 05/15/35 (Call 11/15/34)	$7	$8,307
4.00%, 07/15/46 (Call 01/15/46)	70	81,267
4.00%, 11/15/47 (Call 05/15/47)	20	23,415
4.13%, 05/15/45 (Call 11/15/44)	20	23,570
4.30%, 07/08/34 (Call 01/08/34)	10	12,273
4.50%, 07/08/44 (Call 01/08/44)	5	6,216
5.38%, 07/15/40	35	47,585
6.13%, 07/08/39	15	21,922
6.50%, 04/15/38	37	55,992
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	512	550,763
3.70%, 04/11/28 (Call 01/11/28)	100	115,524
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	75	78,541

		5,578,509

Telecommunications — 1.3%
America Movil SAB de CV, 6.13%, 11/15/37	2	2,723
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	30	33,104
4.35%, 06/15/45 (Call 12/15/44)	37	40,894
4.50%, 05/15/35 (Call 11/15/34)	45	51,598
4.50%, 03/09/48 (Call 09/09/47)	140	159,366
4.55%, 03/09/49 (Call 09/09/48)	5	5,685
4.75%, 05/15/46 (Call 11/15/45)	50	57,915
4.80%, 06/15/44 (Call 12/15/43)	15	17,429
4.85%, 07/15/45 (Call 01/15/45)	5	5,819
5.15%, 11/15/46 (Call 05/15/46)	35	42,820
5.25%, 03/01/37 (Call 09/01/36)	50	60,870
5.30%, 08/15/58 (Call 02/14/58)	5	6,277
5.35%, 09/01/40	40	49,938
5.38%, 10/15/41	5	6,119
5.55%, 08/15/41	10	12,573
6.00%, 08/15/40 (Call 05/15/40)	15	19,404
6.25%, 03/29/41	10	13,127
6.30%, 01/15/38	10	13,370
6.35%, 03/15/40	5	6,663
6.38%, 03/01/41	15	20,542
6.55%, 02/15/39	15	20,234
Cisco Systems Inc.
5.50%, 01/15/40	30	43,486
5.90%, 02/15/39	80	117,274
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	10	10,989
4.75%, 03/15/42	15	16,910
5.35%, 11/15/48 (Call 05/15/48)	7	8,783
5.45%, 11/15/79 (Call 05/15/79)	15	17,151
5.85%, 11/15/68 (Call 05/15/68)	20	24,517
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	135	203,994
Juniper Networks Inc., 5.95%, 03/15/41	5	5,921
Koninklijke KPN NV, 8.38%, 10/01/30	15	21,600
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	95	104,928
4.60%, 05/23/29 (Call 02/23/29)	25	27,857
5.50%, 09/01/44	17	17,903
Orange SA
4.13%, 09/14/21	810	847,746
5.50%, 02/06/44 (Call 08/06/43)	5	7,318
9.00%, 03/01/31	25	40,717
Rogers Communications Inc. 3.70%, 11/15/49 (Call 05/15/49)	2	2,222

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.35%, 05/01/49 (Call 11/01/48)	$5	$6,112
4.50%, 03/15/43 (Call 09/15/42)	20	23,699
5.00%, 03/15/44 (Call 09/15/43)	55	70,869
5.45%, 10/01/43 (Call 04/01/43)	5	6,674
7.50%, 08/15/38	10	15,075
Telefonica Emisiones SA
4.90%, 03/06/48	150	175,572
7.05%, 06/20/36	25	35,774
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	10	10,292
3.70%, 09/15/27 (Call 06/15/27)	55	60,268
4.30%, 06/15/49 (Call 12/15/48)	15	17,446
4.60%, 11/16/48 (Call 05/16/48)	10	12,083
T-Mobile USA Inc.
3.88%, 04/15/30 (Call 01/15/30)(e)	40	43,396
4.50%, 04/15/50 (Call 10/15/49)(e)	20	22,775
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	15	17,615
4.27%, 01/15/36	75	90,758
4.40%, 11/01/34 (Call 05/01/34)	10	12,204
4.50%, 08/10/33	45	55,704
4.52%, 09/15/48	45	58,865
4.67%, 03/15/55	10	13,726
4.75%, 11/01/41	25	32,803
4.81%, 03/15/39	30	38,630
4.86%, 08/21/46	70	94,417
5.01%, 04/15/49	25	34,739
5.25%, 03/16/37	70	94,076
6.55%, 09/15/43	5	7,726
Vodafone Group PLC
4.13%, 05/30/25	154	173,644
4.25%, 09/17/50	15	17,244
4.38%, 05/30/28	45	52,631
4.88%, 06/19/49	5	6,160
5.13%, 06/19/59	6	7,506
5.25%, 05/30/48	30	38,907
6.15%, 02/27/37	60	80,221
6.25%, 11/30/32	5	6,694
7.88%, 02/15/30	25	35,693

		3,635,784

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	150	154,261
3.50%, 09/15/27 (Call 06/15/27)	105	105,580
3.55%, 11/19/26 (Call 09/19/26)	10	10,288
3.90%, 11/19/29 (Call 08/19/29)	10	10,022

		280,151

Transportation — 0.5%
Burlington Northern Santa Fe LLC
4.05%, 06/15/48 (Call 12/15/47)	10	11,925
4.13%, 06/15/47 (Call 12/15/46)	30	36,160
4.15%, 04/01/45 (Call 10/01/44)	25	30,115
4.15%, 12/15/48 (Call 06/15/48)	5	6,135
4.45%, 03/15/43 (Call 09/15/42)	100	125,160
4.70%, 09/01/45 (Call 03/01/45)	7	8,967
5.15%, 09/01/43 (Call 03/01/43)	5	6,684
Canadian National Railway Co.
3.65%, 02/03/48 (Call 08/03/47)	12	14,142
6.20%, 06/01/36	5	7,306

Security	Par (000)	Value

Transportation (continued)
6.38%, 11/15/37	$6	$8,965
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	15	16,222
3.80%, 11/01/46 (Call 05/01/46)	10	11,397
3.95%, 05/01/50 (Call 11/01/49)	20	23,932
4.10%, 03/15/44 (Call 09/15/43)	25	29,460
4.25%, 11/01/66 (Call 05/01/66)	25	28,990
4.50%, 08/01/54 (Call 02/01/54)	10	12,486
4.65%, 03/01/68 (Call 09/01/67)	35	44,874
4.75%, 05/30/42 (Call 11/30/41)	5	6,236
4.75%, 11/15/48 (Call 05/15/48)	5	6,474
5.50%, 04/15/41 (Call 10/15/40)	20	26,667
6.15%, 05/01/37	15	20,626
6.22%, 04/30/40	25	35,528
FedEx Corp.
4.05%, 02/15/48 (Call 08/15/47)	5	4,874
4.10%, 02/01/45	10	9,694
4.55%, 04/01/46 (Call 10/01/45)	35	36,115
4.75%, 11/15/45 (Call 05/15/45)	45	48,267
5.10%, 01/15/44	15	16,828
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	89	92,315
3.50%, 05/01/50 (Call 11/01/49)	50	53,166
4.20%, 11/15/69 (Call 05/15/69)	2	2,105
4.30%, 05/15/43 (Call 11/15/42)	10	11,148
4.70%, 05/01/48 (Call 11/01/47)	25	31,088
4.95%, 08/15/45 (Call 02/15/45)	5	6,260
Norfolk Southern Corp.
3.16%, 05/15/55 (Call 11/15/54)(e)	6	6,020
3.94%, 11/01/47 (Call 05/01/47)	15	17,462
3.95%, 10/01/42 (Call 04/01/42)	27	30,616
4.05%, 08/15/52 (Call 02/15/52)	45	51,761
4.15%, 02/28/48 (Call 08/28/47)	5	5,992
4.45%, 06/15/45 (Call 12/15/44)	10	12,255
4.65%, 01/15/46 (Call 07/15/45)	15	18,839
4.84%, 10/01/41	15	18,836
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	50	50,157
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	11	12,855
3.88%, 02/01/55 (Call 08/01/54)	5	5,650
4.05%, 03/01/46 (Call 09/01/45)	5	5,889
4.10%, 09/15/67 (Call 03/15/67)	20	22,957
4.38%, 11/15/65 (Call 05/15/65)	20	24,055
4.50%, 09/10/48 (Call 03/10/48)	65	80,405
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	15	16,208
3.40%, 09/01/49 (Call 03/01/49)	30	32,283
3.63%, 10/01/42	10	10,979
3.75%, 11/15/47 (Call 05/15/47)	40	45,649
4.88%, 11/15/40 (Call 05/15/40)	7	8,915
6.20%, 01/15/38	30	43,344

		1,351,438

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	45	52,416

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	50	54,959
4.15%, 06/01/49 (Call 12/01/48)	25	30,176
4.20%, 09/01/48 (Call 03/01/48)	15	18,395

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	$50	$50,888

		154,418

Total Corporate Bonds & Notes — 28.0% (Cost: $73,759,146)		76,844,097

Foreign Government Obligations(f)

Canada — 0.2%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	293,432
Series HQ, 9.50%, 11/15/30	100	179,155

		472,587

Colombia — 0.1%
Colombia Government International Bond
6.13%, 01/18/41	100	125,960
10.38%, 01/28/33	50	77,125

		203,085

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	60	101,834

Italy — 0.2%
Republic of Italy Government International Bond
4.00%, 10/17/49	200	198,492
5.38%, 06/15/33	305	374,690

		573,182

Mexico — 0.4%
Mexico Government International Bond
3.75%, 01/11/28	200	206,870
4.35%, 01/15/47	110	110,660
4.60%, 02/10/48	200	207,098
4.75%, 03/08/44	100	104,793
5.55%, 01/21/45	75	87,607
5.75%, 10/12/10	85	92,512
6.05%, 01/11/40	160	194,482
6.75%, 09/27/34	55	71,018
8.30%, 08/15/31	5	7,076

		1,082,116

Panama — 0.1%
Panama Government International Bond
6.70%, 01/26/36	75	104,597
9.38%, 04/01/29	60	88,171

		192,768

Peru — 0.1%
Peruvian Government International Bond
5.63%, 11/18/50	45	70,540
6.55%, 03/14/37	70	105,949
8.75%, 11/21/33	120	199,398

		375,887

Philippines — 0.0%
Philippine Government International Bond, 9.50%, 02/02/30	40	65,062

Supranational — 1.9%
European Investment Bank
2.38%, 05/24/27(c)	325	362,196
4.88%, 02/15/36	30	44,831
Inter-American Development Bank
2.25%, 06/18/29	160	179,109
2.38%, 07/07/27	215	239,286
3.13%, 09/18/28	390	461,163

Security	Par (000)	Value

Supranational (continued)
3.20%, 08/07/42	$55	$70,337
3.88%, 10/28/41	25	35,016
4.38%, 01/24/44	15	22,913
International Bank for Reconstruction & Development
1.50%, 08/28/24	100	104,448
1.63%, 02/10/22	216	220,834
1.63%, 01/15/25	245	257,613
1.75%, 04/19/23	255	265,386
1.88%, 10/27/26	100	107,497
2.00%, 01/26/22	441	453,445
2.13%, 02/13/23(c)	55	57,657
2.50%, 03/19/24	90	97,232
2.50%, 11/25/24	440	479,737
2.50%, 07/29/25	381	419,012
2.50%, 11/22/27	165	186,252
3.00%, 09/27/23	783	851,442
3.13%, 11/20/25	205	233,362
7.63%, 01/19/23	85	101,124

		5,249,892

Sweden — 0.1%
Svensk Exportkredit AB,1.63%, 09/12/21	200	203,088

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	5	5,562
4.98%, 04/20/55	5	6,116
5.10%, 06/18/50	125	153,675
7.63%, 03/21/36	45	66,608

		231,961

Total Foreign Government Obligations — 3.2% (Cost: $8,313,748)		8,751,462

Municipal Debt Obligations

California — 0.0%
California State of California GO BAB, 7.55%, 04/01/39	35	60,375

Illinois — 0.0%
IllinoisState of Illinois GO, 5.10%, 06/01/33(c)	95	91,854

Total Municipal Debt Obligations — 0.0% (Cost: $140,590)		152,229

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	221	231,603
3.00%, 09/01/46	778	832,239
3.50%, 05/01/33	49	52,473
3.50%, 06/01/34	71	74,628
3.50%, 03/01/38	95	100,988
3.50%, 10/01/42	24	26,061
3.50%, 10/01/44	38	41,126
3.50%, 07/01/47	62	66,074
3.50%, 09/01/47	56	58,898
3.50%, 02/01/48	19	20,650
3.50%, 03/01/48	20	21,407
4.00%, 09/01/45	19	20,355
4.00%, 02/01/48	17	18,062
4.00%, 01/01/49	1	46,646

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/48	$41	$45,648
4.50%, 01/01/49	15	16,700
Federal National Mortgage Association
2.50%, 06/01/35(g)	2,518	2,634,851
2.50%, 06/01/50(g)	1,577	1,636,199
3.00%, 06/01/35(g)	1,940	2,045,208
3.50%, 06/01/50(g)	8,798	9,281,203
4.00%, 06/01/35(g)	500	529,609
4.00%, 06/01/50(g)	7,162	7,624,453
4.50%, 06/01/35(g)	25	26,332
4.50%, 06/01/50(g)	2,255	2,436,105
5.00%, 06/01/50(g)	961	1,050,268
5.50%, 06/01/50(g)	50	55,113
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(a)	225	239,785
Series K047, Class A2, 3.33%, 05/25/25(a)	200	222,087
Series K048, Class A2, 3.28%, 06/25/25(a)	225	249,352
Series K062, Class A2, 3.41%, 12/25/26	100	113,486
Series K100, Class A2, 2.67%, 09/25/29	1,000	1,117,127
Series K101, Class A2, 2.52%, 10/25/29	300	331,501
Government National Mortgage Association
2.50%, 06/01/50(g)	560	589,159
3.00%, 07/20/45	172	183,709
3.00%, 11/20/45	776	828,131
3.00%, 04/20/46	38	40,331
3.00%, 08/20/46	745	791,371
3.00%, 11/20/46	69	73,609
3.00%, 02/15/47	40	42,170
3.00%, 03/20/47	26	27,761
3.00%, 06/20/47	91	96,431
3.00%, 01/20/48	69	72,700
3.00%, 02/20/48	68	72,521
3.00%, 01/20/50	346	366,875
3.00%, 02/20/50	347	367,999
3.00%, 06/01/50(g)	3,624	3,836,344
3.50%, 09/20/42	83	90,600
3.50%, 12/20/42	72	78,306
3.50%, 11/20/46	26	28,146
3.50%, 01/20/47	26	27,448
3.50%, 06/20/47	27	28,388
3.50%, 08/20/47	233	253,731
3.50%, 09/20/47	131	140,147
3.50%, 11/20/47	116	124,454
3.50%, 02/20/48	63	67,400
3.50%, 08/20/48	121	128,676
3.50%, 01/20/49	47	50,054
3.50%, 11/20/49	390	413,761
3.50%, 12/20/49	2,069	2,195,438
3.50%, 01/20/50	565	599,858
3.50%, 06/01/50(g)	2,726	2,889,669
4.00%, 04/20/47	236	254,631
4.00%, 07/20/47	278	299,402
4.00%, 11/20/47	55	59,487
4.00%, 04/20/48	14	14,601
4.00%, 05/15/48	27	28,929
4.00%, 05/20/48	49	52,916
4.00%, 08/20/48	103	110,613
4.00%, 09/20/48	264	283,072
4.00%, 11/20/49	236	251,920
4.00%, 06/01/50(g)	1,988	2,117,608

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/20/48	$105	$113,673
4.50%, 08/20/48	16	17,647
4.50%, 10/20/48	617	665,515
4.50%, 12/20/48	19	279,459
4.50%, 03/20/49	13	13,755
4.50%, 06/20/49	167	179,796
4.50%, 07/20/49	74	79,366
4.50%, 08/20/49	19	20,074
4.50%, 06/22/50(g)	248	266,677
5.00%, 04/20/48	26	28,580
5.00%, 05/20/48	13	14,110
5.00%, 11/20/48	12	12,685
5.00%, 12/20/48	25	27,180
5.00%, 01/20/49	134	145,370
5.00%, 06/01/50(g)	663	720,417
Uniform Mortgage-Backed Securities
2.50%, 01/01/32	95	174,690
2.50%, 06/01/32	324	339,848
2.50%, 01/01/33	185	194,123
2.50%, 04/01/47	28	28,954
2.50%, 10/01/49	24	25,095
2.50%, 01/01/50	74	76,996
3.00%, 03/01/30	524	553,048
3.00%, 01/01/31	108	114,828
3.00%, 08/01/32	269	283,587
3.00%, 10/01/33	113	119,038
3.00%, 07/01/34	40	42,563
3.00%, 09/01/34	173	184,398
3.00%, 11/01/34	72	76,777
3.00%, 12/01/34	250	263,224
3.00%, 11/01/46	997	1,452,116
3.00%, 03/01/48	72	75,755
3.00%, 09/01/49	24	25,109
3.00%, 11/01/49	24	25,805
3.00%, 12/01/49	200	884,351
3.00%, 02/01/50	458	482,469
3.00%, 05/01/50	79	83,381
3.00%, 06/01/50(g)	9,109	9,582,953
3.50%, 06/01/33	84	88,742
3.50%, 11/01/33	81	85,634
3.50%, 07/01/34	105	111,669
3.50%, 08/01/34	56	59,414
3.50%, 01/01/35	49	51,666
3.50%, 06/01/35(g)	997	1,052,185
3.50%, 01/01/46	252	273,237
3.50%, 09/01/46	896	978,061
3.50%, 08/01/47	43	45,897
3.50%, 01/01/48	84	88,683
3.50%, 02/01/48	1,329	1,409,420
3.50%, 04/01/48	276	291,106
3.50%, 11/01/48	43	45,266
3.50%, 06/01/49	66	71,699
3.50%, 11/01/49	231	243,584
3.50%, 02/01/50	387	485,679
3.50%, 05/01/50	149	158,660
4.00%, 07/01/33	40	42,606
4.00%, 01/01/46	602	662,888
4.00%, 10/01/46	23	25,145
4.00%, 08/01/47	1,001	1,089,153
4.00%, 09/01/47	55	59,091

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/48	$30	$31,762
4.00%, 12/01/48	15	15,806
4.00%, 03/01/49	16	96,691
4.00%, 05/01/49	43	46,598
4.00%, 06/01/49	44	47,292
4.00%, 07/01/49	46	50,638
4.00%, 11/01/49	68	72,245
4.00%, 12/01/49	48	50,651
4.50%, 10/01/47	21	23,776
4.50%, 08/01/48	68	75,085
4.50%, 10/01/48	381	538,820
4.50%, 11/01/48	36	92,171
4.50%, 12/01/48	51	54,825
4.50%, 02/01/49	573	619,231
4.50%, 05/01/49	52	56,319
4.50%, 07/01/49	63	68,560
4.50%, 08/01/49	23	24,757
5.00%, 06/01/48	335	377,650
5.00%, 08/01/48	21	23,200
5.00%, 04/01/49	22	46,994
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	168,525

		76,919,096

U.S. Government Obligations — 37.0%
U.S. Treasury Note/Bond
0.38%, 04/30/25	500	501,641
0.50%, 04/30/27	2,350	2,351,836
0.63%, 05/15/30	715	713,659
1.13%, 06/30/21	105	106,050
1.13%, 08/31/21	600	606,961
1.13%, 09/30/21	2,100	2,126,332
1.13%, 02/28/27	250	260,742
1.13%, 05/15/40	625	620,044
1.25%, 07/31/23	900	929,742
1.25%, 05/15/50	255	245,438
1.38%, 09/30/23	2,050	2,129,117
1.38%, 01/31/25	500	525,039
1.38%, 08/31/26	375	396,563
1.50%, 01/31/22	850	868,660
1.50%, 02/28/23	1,250	1,294,922
1.50%, 03/31/23	100	103,711
1.50%, 10/31/24	1,300	1,369,773
1.50%, 08/15/26	300	319,477
1.50%, 01/31/27	1,100	1,174,078
1.50%, 02/15/30	700	757,203
1.63%, 08/15/22	500	515,977
1.63%, 12/15/22	2,000	2,073,281
1.63%, 05/31/23	1,000	1,042,734
1.63%, 02/15/26	975	1,042,717
1.63%, 05/15/26	500	535,469
1.63%, 11/30/26	600	644,813
1.63%, 08/15/29(c)	665	725,889
1.75%, 07/31/21	750	763,594
1.75%, 05/15/22	1,800	1,855,336
1.75%, 06/30/22	400	413,094
1.75%, 05/15/23	2,000	2,091,562
1.75%, 06/30/24	600	636,422
1.75%, 12/31/24	350	373,297
1.75%, 12/31/26	750	812,461
1.75%, 11/15/29	550	607,492
1.88%, 11/30/21	400	410,188

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 01/31/22	$105	$107,965
1.88%, 02/28/22	1,475	1,518,674
1.88%, 05/31/22	300	310,184
1.88%, 07/31/22	1,450	1,503,242
1.88%, 09/30/22	500	519,727
1.88%, 10/31/22	500	520,430
1.88%, 08/31/24	360	384,356
1.88%, 06/30/26	175	190,230
2.00%, 02/15/22	1,800	1,855,828
2.00%, 11/30/22	600	627,188
2.00%, 02/15/23	800	839,000
2.00%, 04/30/24	780	833,259
2.00%, 05/31/24	1,250	1,337,012
2.00%, 06/30/24	300	321,211
2.00%, 02/15/25	1,425	1,538,109
2.00%, 08/15/25	800	868,312
2.00%, 11/15/26	1,750	1,921,582
2.00%, 02/15/50	2,000	2,295,000
2.13%, 06/30/21	90	91,870
2.13%, 09/30/21	500	512,852
2.13%, 05/15/22	1,550	1,608,912
2.13%, 12/31/22	650	682,551
2.13%, 02/29/24	850	909,699
2.13%, 05/15/25	1,000	1,088,359
2.25%, 07/31/21	450	460,758
2.25%, 04/15/22	1,500	1,558,125
2.25%, 01/31/24	500	536,875
2.25%, 04/30/24	1,400	1,509,156
2.25%, 11/15/24	375	407,578
2.25%, 12/31/24	2,100	2,286,703
2.25%, 11/15/25	1,500	1,652,578
2.25%, 03/31/26	275	304,219
2.25%, 02/15/27	300	335,250
2.25%, 08/15/27	600	674,531
2.25%, 11/15/27	230	259,289
2.25%, 08/15/46	1,255	1,488,940
2.25%, 08/15/49	350	421,313
2.38%, 01/31/23	1,000	1,058,281
2.38%, 08/15/24	675	734,432
2.38%, 05/15/27	400	451,750
2.38%, 05/15/29	790	912,573
2.38%, 11/15/49	875	1,082,129
2.50%, 02/15/22	1,250	1,299,414
2.50%, 03/31/23	900	958,711
2.50%, 05/15/24	475	517,008
2.50%, 02/15/46	750	929,297
2.50%, 05/15/46	1,000	1,240,781
2.63%, 06/15/21	1,200	1,230,141
2.63%, 07/15/21	300	308,156
2.63%, 03/31/25	600	666,516
2.63%, 01/31/26	550	618,879
2.63%, 02/15/29	715	838,896
2.75%, 05/31/23	1,000	1,076,094
2.75%, 06/30/25	1,000	1,121,562
2.75%, 02/15/28	225	262,863
2.75%, 08/15/42	475	607,258
2.75%, 11/15/42	925	1,182,410
2.88%, 09/30/23	125	136,045
2.88%, 04/30/25	560	629,825
2.88%, 05/31/25	1,275	1,435,969

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 07/31/25	$1,000	$1,129,766
2.88%, 05/15/28	480	567,375
2.88%, 08/15/28	900	1,067,625
2.88%, 05/15/43	400	522,188
2.88%, 08/15/45	795	1,048,406
2.88%, 11/15/46	300	399,281
2.88%, 05/15/49	435	588,881
3.00%, 05/15/42	170	226,073
3.00%, 05/15/45	285	382,835
3.00%, 11/15/45	200	269,781
3.00%, 02/15/47	475	647,633
3.00%, 08/15/48	555	763,905
3.00%, 02/15/49	375	518,145
3.13%, 11/15/28	275	333,008
3.13%, 11/15/41	225	304,137
3.13%, 02/15/43	500	677,578
3.13%, 05/15/48	750	1,052,109
3.38%, 05/15/44	520	735,475
3.50%, 02/15/39	50	70,789
3.63%, 08/15/43	225	328,500
3.63%, 02/15/44	220	322,197
3.75%, 11/15/43	300	446,531
3.88%, 08/15/40	300	446,813
4.25%, 11/15/40	250	390,547
4.38%, 02/15/38	1,000	1,555,312
4.38%, 11/15/39	150	236,016
4.50%, 02/15/36(c)	600	919,687
4.63%, 02/15/40	250	405,703

		101,881,467

Total U.S. Government & Agency Obligations — 65.0% (Cost: $170,904,571)		178,800,563

Short-Term Investments

Money Market Funds — 19.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(h)(i)	52,013	52,091,020
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(h)(i)(j)	2,494	2,493,600

		54,584,620

Total Short-Term Investments — 19.9% (Cost: $54,540,081)		54,584,620

Total Investments Before TBA Sales Commitments — 116.9% (Cost: $309,695,573)		321,231,855

TBA Sale Commitments(g)

Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 3.00%, 06/11/50	(79)	(83,110)

Total TBA Sale Commitments — (0.0)% (Proceeds: $(83,296))		(83,110)

Total Investments, Net of TBA Sales Commitments — 116.9% (Cost: $309,612,277)		321,148,745

Other Assets, Less Liabilities — (16.9)%		(46,315,292)

Net Assets — 100.0%		$274,833,453

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG U.S. Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,438	18,575	52,013	$52,091,020	$95,414		$(902)	$35,920
BlackRock Cash Funds: Treasury, SL Agency Shares	3,916	(1,422)	2,494	2,493,600	1,660	(b)	—	—

				$54,584,620	$97,074		$(902)	$35,920

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,098,884	$—	$2,098,884
Corporate Bonds & Notes	—	76,844,097	—	76,844,097
Foreign Government Obligations	—	8,751,462	—	8,751,462
Municipal Debt Obligations	—	152,229	—	152,229
U.S. Government & Agency Obligations	—	178,800,563	—	178,800,563
Money Market Funds	54,584,620	—	—	54,584,620

	54,584,620	266,647,235	—	321,231,855

Liabilities
TBA Sales Commitments	—	(83,110)	—	(83,110)

	$54,584,620	$266,564,125	$—	$321,148,745

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

TBA	To-Be-Announced